Commitments (Tables)	12 Months Ended
Dec. 02, 2012
Commitments
Schedule of future minimum annual operating lease commitments

The Company leases certain operating facilities, offices and equipment. The following is a schedule of future minimum annual operating lease commitments at December 2, 2012 (in thousands):

Fiscal Year
2013	$16,324
2014	14,130
2015	12,367
2016	11,101
2017	11,109
Thereafter	23,471

$88,502

Schedule of rental expense charged to operations
	Year Ended Dec. 2, 2012	Year Ended Nov. 27, 2011	Year Ended Nov. 28, 2010
	(in thousands)
Minimum rentals	$17,637	$17,158	$17,184
Contingent rentals (based upon delivery equipment mileage)	2,489	1,952	2,006

	$20,126	$19,110	$19,190